Sep. 28, 2016

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

Investor A, Investor C and Institutional Shares

(the "Fund")

Supplement dated September 28, 2016

to the Prospectus dated September 28, 2016

Until October 1, 2016, the fee table in the section of the Prospectus entitled "Fund Overview—Key Facts About BlackRock California Municipal Opportunities Fund—Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.14%	0.16%	0.14%
Interest Expense	0.04%	0.04%	0.04%
Miscellaneous Other Expenses	0.10%	0.12%	0.10%
Total Annual Fund Operating Expenses	0.93%	1.70%	0.68%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.15%)	(0.17%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.78%	1.53%	0.53%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 56, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through September 30, 2017. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the BlackRock California Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.73% for Investor A Shares, 1.48% for Investor C Shares, and 0.48% for Institutional Shares through September 30, 2017. The Fund may under certain circumstances have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. This contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock California Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Until October 1, 2016, the section of the Prospectus entitled "Fund Overview—Key Facts About BlackRock California Municipal Opportunities Fund—Fees and Expenses of the Fund—Example" is deleted in its entirety and replaced with the following:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$501	$695	$904	$1,506
Investor C Shares	$256	$519	$907	$1,995
Institutional Shares	$54	$202	$364	$832

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$156	$519	$907	$1,995